UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        February 14, 2013
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $561,926 USD (in thousands)


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		         TITLE 	          VALUE X  PRN        SH/ PUT/ INVST OTHER  VOTING AUTHORITY
NAME OF ISSUER	         CLASS	CUSIP     ($1,000) AMT        PUT CALL DISCR MNGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------
ROYAL BK SCOTLAND GROUP  ADR 	780097754 60 	   2,600      SH       SOLE	    SOLE
CYS INVTS INC		 COM	12673A108 76 	   3,600      SH       SOLE	    SOLE
MICROSOFT CORP		 COM	594918104 80 	   3,000      SH       SOLE	    SOLE
CISCO SYSTEMS INC	 COM	17275R102 137 	   7,000      SH       SOLE	    SOLE
INGERSOLL-RAND PUBLIC    SHS	G47791101 233 	   4,876      SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    UNIT	44248W208 343 	   8,275      SH       SOLE	    SOLE
CHUBB CORP		 COM	171232101 735 	   9,800      SH       SOLE	    SOLE
TORONTO-DOMINION BANK	 COM 	891160509 922 	   11,000     SH       SOLE	    SOLE
APOLLO RESIDENTIAL MORTG COM	03763V102 503 	   11,500     SH       SOLE	    SOLE
DELL INC		 COM	24702R101 132 	   13,000     SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR 	780097739 634 	   13,094     SH       SOLE	    SOLE
INVESCO MORTGAGE CAPITAL COM	46131B100 298 	   15,350     SH       SOLE	    SOLE
GOODYEAR TIRE & RUBBER   PFD 	382550309 734 	   15,600     SH       SOLE	    SOLE
AMERICAN INTERNATIONAL   COM 	026874784 559 	   15,900     SH       SOLE	    SOLE
WELLS FARGO & CO	 COM	949746101 610 	   17,919     SH       SOLE	    SOLE
BCE INC			 COM	05534B760 961 	   22,536     SH       SOLE	    SOLE
GENERAL MOTORS CO	 COM  	37045V100 658 	   22,900     SH       SOLE	    SOLE
RESOURCE CAPITAL CORP	 COM	76120W302 223 	   23,600     SH       SOLE	    SOLE
SYNOVUS FINANCIAL CORP   UNIT	87161C204 548 	   25,000     SH       SOLE	    SOLE
SEADRILL LTD		 SHS	G7945E105 1,063    29,000     SH       SOLE	    SOLE
ELI LILLY & CO		 COM	532457108 1,430    29,100     SH       SOLE	    SOLE
KEYCORP		 	 PFD	493267405 399 	   29,600     SH       SOLE	    SOLE
BANK OF NEW YORK MELLON  COM	064058100 768 	   30,000     SH       SOLE	    SOLE
LIBERTY MEDIA CORP 	 COM    530322106 4,622    40,000     SH       SOLE	    SOLE
ASPEN INSURANCE HLDGS    PFD	G05384113 1,189    41,700     SH       SOLE	    SOLE
APPLE INC		 COM	037833100 22,186   41,850     SH       SOLE	    SOLE
VALIDUS HOLDINGS LTD     COM	G9319H102 1,734    50,336     SH       SOLE	    SOLE
SUN LIFE FINANCIAL INC	 COM  	866796105 1,425    54,000     SH       SOLE	    SOLE
PLAINS EXPLORATION &     COM	726505100 2,790    59,668     SH       SOLE	    SOLE
PLUM CREEK TIMBER CO INC COM	729251108 3,111    70,400     SH       SOLE	    SOLE
WARNER CHILCOTT PLC 	 CL A	G94368100 846 	   70,500     SH       SOLE	    SOLE
SUNTRUST BANKS INC	 COM	867914103 2,220    78,600     SH       SOLE	    SOLE
PSS WORLD MEDICAL INC	 COM	69366A100 2,396    83,300     SH       SOLE	    SOLE
OLD REPUBLIC INTERNATION COM	680223104 902 	   85,000     SH       SOLE	    SOLE
MERCK & CO INC	  	 COM	58933Y105 3,624    88,870     SH       SOLE	    SOLE
BRISTOL-MYERS SQUIBB CO  COM	110122108 3,050    93,942     SH       SOLE	    SOLE
LOUISIANA-PACIFIC CORP	 COM	546347105 1,944    101,000    SH       SOLE	    SOLE
MANULIFE FINANCIAL CORP	 COM	56501R106 1,525    112,800    SH       SOLE	    SOLE
BEAZER HOMES USA INC	 COM 	07556Q881 1,915    113,802    SH       SOLE	    SOLE
BANK OF AMERICA CORP	 COM	060505104 1,316    113,920    SH       SOLE	    SOLE
ZIONS BANCORPORATION	 COM	989701107 2,527    118,533    SH       SOLE	    SOLE
CITIGROUP INC		 COM	172967424 4,504    124,272    SH       SOLE	    SOLE
ALTERRA CAPITAL HOLDINGS COM	G0229R108 3,510    125,000    SH       SOLE	    SOLE
ANNALY CAPITAL MGNT INC	 COM	035710409 1,748    125,000    SH       SOLE	    SOLE
PARTNERRE HLDGS LTD      COM	G6852T105 11,165   139,257    SH       SOLE	    SOLE
WARNACO GROUP INC/THE	 COM	934390402 9,981    140,000    SH       SOLE	    SOLE
HOVNANIAN ENTERPRISES    CL A	442487203 1,046    150,000    SH       SOLE	    SOLE
ASPEN INSURANCE HOLDINGS SHS	G05384105 4,830    151,150    SH       SOLE	    SOLE
COVENTRY HEALTH CARE INC COM	222862104 7,551    169,100    SH       SOLE	    SOLE
SPANISH BROADCASTING     CL A	846425833 446 	   181,249    SH       SOLE	    SOLE
MISSION WEST PROPERTIES  COM	605203108 1,763    194,321    SH       SOLE	    SOLE
XL GROUP PLC		 SHS	G98290102 6,166    247,021    SH       SOLE	    SOLE
PLATINUM UNDERWRITERS    COM	G7127P100 12,550   273,900    SH       SOLE	    SOLE
NYSE EURONEXT		 COM	629491101 8,640    275,000    SH       SOLE	    SOLE
MATTEL INC		 COM	577081102 10,195   279,500    SH       SOLE	    SOLE
ROYAL BANK OF SCOTLAND   ADR	780097689 3,171    295,000    SH       SOLE	    SOLE
SHAW GROUP INC/THE	 COM	820280105 14,415   310,481    SH       SOLE	    SOLE
SYNOVUS FINANCIAL CORP	 COM	87161C105 763 	   312,700    SH       SOLE	    SOLE
CELESTICA INC		 SHS	15101Q108 2,858    353,450    SH       SOLE	    SOLE
KEYCORP		 	 COM	493267108 3,017    359,700    SH       SOLE	    SOLE
PFIZER INC		 COM	717081103 10,063   402,800    SH       SOLE	    SOLE
WESTERN UNION CO/THE	 COM	959802109 5,491    405,000    SH       SOLE	    SOLE
STUDENT TRANSPORTATION   COM	86388A108 2,489    405,885    SH       SOLE	    SOLE
REGIONS FINANCIAL CORP	 COM	7591EP100 2,885    406,800    SH       SOLE	    SOLE
BANCO SANTANDER SA	 ADR	05964H105 3,464    425,688    SH       SOLE	    SOLE
MONTPELIER RE HOLDINGS   SHS	G62185106 12,187   535,196    SH       SOLE	    SOLE
QLT INC			 COM	746927102 4,463    571,089    SH       SOLE	    SOLE
GREENLIGHT CAPITAL RE    CL A	G4095J109 14,055   611,349    SH       SOLE	    SOLE
DECKERS OUTDOOR CORP	 COM	243537107 27,060   674,600    SH       SOLE	    SOLE
HUDSON CITY BANCORP INC	 COM	443683107 6,005    741,500    SH       SOLE	    SOLE
AMARIN CORP PLC		 ADR	023111206 7,253    900,000    SH       SOLE	    SOLE
CREXUS INVESTMENT CORP	 COM	226553105 10,982   900,000    SH       SOLE	    SOLE
NEXEN INC		 COM	65334H102 24,761   922,730    SH       SOLE	    SOLE
METROPCS COMMUNICATIONS  COM	591708102 10,235   1,033,700  SH       SOLE	    SOLE
GENWORTH FINANCIAL INC	 COM	37247D106 7,939    1,061,300  SH       SOLE	    SOLE
PHH CORP		 COM	693320202 29,270   1,291,630  SH       SOLE	    SOLE
AMERICAN REALTY CAPITAL  COM	02917L101 16,009   1,391,500  SH       SOLE	    SOLE
ANGLOGOLD ASHANTI HLDGS  MAND	03512Q206 57,501   1,544,712  SH       SOLE	    SOLE
RESEARCH IN MOTION LTD	 COM	760975102 22,239   1,883,920  SH       SOLE	    SOLE
ROYAL BK SCOTLAND GROUP  ADR	780097713 45,293   1,901,731  SH       SOLE	    SOLE
GRAN TIERRA ENERGY INC	 COM	38500T101 11,004   2,000,000  SH       SOLE	    SOLE
MCMORAN EXPLORATION CO	 NOTE	582411AJ3 2,255    2,000,000  SH       SOLE	    SOLE
YM BIOSCIENCES INC	 COM	984238105 6,053    2,117,288  SH       SOLE	    SOLE
LLOYDS BANKING GROUP 	 ADR	539439109 9,563    3,000,000  SH       SOLE	    SOLE
HUNTINGTON BANCSHARES    PFD	446150401 245 	   3,175,020  SH       SOLE	    SOLE
SPRINT NEXTEL CORP	 COM	852061100 19,200   3,399,500  SH       SOLE	    SOLE
LIBERTY MEDIA LLC	 DEB	530715AG6 2,837    4,250,000  SH       SOLE	    SOLE
CENTRAL EUROPEAN MEDIA   NOTE	153443AH9 11,378   12,450,000 SH       SOLE	    SOLE


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